Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Jan. 30, 2015
Shares distributed following Spin-off	3,303,802	3,303,802	3,289,353		3,242,524
Depreciation		$ 10,089	$ 9,487	$ 9,154
Self insurance retention		$250,000 to $500,000
Health insurance stop loss coverage		$ 250
Health insurance aggregate		77
Per occurrence loss		250
Reclass deferred tax liability in accordance with FASB ASU 2015-17				309
Contractual obligation for lease payments greater than 12 months			1,722
Excess tax benefits from stock option exercises	$ 38	$ 427	$ 0	$ 0
Building and Improvements
Estimated useful lives		7-39
Revenue equipment
Estimated useful lives		7-10
Other equipment
Estimated useful lives		3-10
Petroleum Products
Percentage of Business	82.00%	82.00%
Dry Bulk Commodities
Percentage of Business	18.00%	18.00%